New accounting policies and changes in accounting policies	12 Months Ended
Dec. 31, 2023
Disclosure of New accounting policies and changes in accounting policies [Abstract]
New accounting policies and changes in accounting policies
3 New accounting policies and changes in accounting policies

The accounting policies have been consistently applied to all consolidated companies and are consistent with those used in the parent. The Company evaluated and, when necessary, applied for the first time the new standards and interpretations issued by the International Accounting Standards Board (IASB) listed in item 3.a, and on the date the financial statements were authorized for issue, did not identify any significant impacts thereof on the disclosure or reported amounts.

These financial statements were prepared using information from Ultrapar and its subsidiaries on the same base date, as well as consistent accounting policies and practices.

In 2023, the Company and its subsidiaries adopted IFRS 9 for hedge accounting and did not identify any material impact on its financial statements. For further information, see Note 26.h.

a. New accounting policies and changes in accounting policies

The new standards and interpretations issued, up to the issuance of the Company's individual and consolidated financial statements, are described below.

a.1 Accounting policies adopted

The following new standards, amendments to standards and interpretations of IFRS issued by the IASB and effective on/after January 1, 2023, had no significant impact on the financial statements for the year ended December 31, 2023:

  IAS 1 and Practical Expedient 2 of IFRS – Disclosure of Accounting Policies
  IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors — Definition of Accounting Estimates
  IAS 12 Income Taxes — Deferred Tax related to Assets and Liabilities arising from a Single Transaction
  IAS 12 - Income Taxes — International Tax Reform — Pillar Two Model Rules
  IFRS 17 – Insurance Contracts

a.2 Accounting policies not adopted

The following new standards, amendments to standards and interpretations of IFRS issued by the IASB were not adopted since they are not effective in the year ended December 31, 2023. The Company and its subsidiaries plan to adopt these new standards, amendments, and interpretations, if applicable, when they become effective, and they do not expect a material impact of their adoption on their future individual and consolidated financial statements.

  IFRS 16 (R2) – Lease Liability in a Sale and Leaseback
  IAS 1 – Non-current Liabilities with Covenants
  IFRS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint venture
  IFRS 7 and IAS 7 – Supplier Finance Arrangements
  IAS 1 – Classification of Liabilities as Current or Non-current